Income and Social Contribution Taxes - Summary of Tax Incentives (Detail)	12 Months Ended
Dec. 31, 2023
Bahiana Distribuidora De Gas Ltda [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Bahiana Distribuidora De Gas Ltda [member] | Mataripe Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Mataripe base
Incentive - %	75.00%
Expiration	2024
Bahiana Distribuidora De Gas Ltda [member] | Caucaia Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Caucaia base
Incentive - %	75.00%
Expiration	2025
Bahiana Distribuidora De Gas Ltda [member] | Juazeiro base [member]
Summary of income and social contribution taxes [line items]
Business Units	Juazeiro base
Incentive - %	75.00%
Expiration	2026
Bahiana Distribuidora De Gas Ltda [member] | Aracaju Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Aracaju base
Incentive - %	75.00%
Expiration	2027
Bahiana Distribuidora De Gas Ltda [member] | Suape Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Suape base
Incentive - %	75.00%
Expiration	2027
Ultracargo Logística S.A. [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Ultracargo Logística S.A.
Ultracargo Logística S.A. [member] | Aratu Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units	Aratu Terminal [1]
Incentive - %	75.00%
Expiration	2032
Renewal of concession term filed with Superintendence for the Development of the Northeast (“SUDENE”)	10 years
Ultracargo Logística S.A. [member] | Suape Terminal [Member]
Summary of income and social contribution taxes [line items]
Business Units	Suape Terminal
Incentive - %	75.00%
Expiration	2030
Ultracargo Logística S.A. [member] | Itaqui Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units	Itaqui Terminal
Incentive - %	75.00%
Expiration	2030

[1]	In December 2022, an application for renewal of Aratu Terminal concession term for an additional 10 years was filed with SUDENE, having been approved in accordance with Report 108/2023 and recognition by the Brazilian Federal Revenue with effect on January 1, 2023.